Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
	Shares					Fair Value

		EXCHANGE TRADED FUNDS - 96.3%
		EQUITY FUNDS - 96.3%
	51,115	iShares Global Comm Services ETF				$ 3,149,706
	26,696	iShares Global Consumer Discretionary ETF (a)				3,172,820
	56,623	iShares Global Consumer Staples ETF (a)				2,929,108
	141,429	iShares Global Energy ETF (a)				2,763,523
	50,555	iShares Global Financials ETF (a)				2,638,465
	46,378	iShares Global Healthcare ETF				3,189,879
	35,567	iShares Global Industrials ETF (a)				2,966,999
	51,466	iShares Global Materials ETF (a)				3,222,286
	13,686	iShares Global Tech ETF (a)				3,223,600
	53,071	iShares Global Utilities ETF				2,828,684
		TOTAL EXCHANGE TRADED FUNDS (Cost $28,571,050)				30,085,070

		SHORT-TERM INVESTMENTS - 21.8%
		INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 21.6%
	6,760,380	Fidelity Government Money Market Portfolio, Institutional Class 0.08% + (b)				6,760,380

		MONEY MARKET FUND - 0.2%
	45,276	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.06% +				45,276

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,805,656)				6,805,656

		TOTAL INVESTMENTS - 118.1% (Cost $35,376,706)				$ 36,890,726
		LIABILITIES IN EXCESS OF OTHER ASSETS - (18.1) %				(5,653,516)
		TOTAL NET ASSETS - 100.0%				$ 31,237,210

FUTURES CONTRACTS
	Number of Contracts	Open Long Future Contracts	Counterparty	Expiration Date	Notional value at June 30, 2020	Fair Value/Unrealized Appreciation
	81	US 10YR NOTE (CBT)	RBC	September-20	$ 11,272,770	$ 36,556
		Total Future Contracts				$ 36,556

ETF - Exchange Traded Fund
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.
(a)	All or a portion of the security is out on loan at June 30, 2020. Total loaned securities had a fair value of $6,625,630 at June 30, 2020.
(b)	All or a portion of the security is segregated as collateral for securities on loan at June 30, 2020. Total collateral had a
	fair market value of $6,760,380 at June 30, 2020.

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 93.9%
		DEBT FUNDS - 73.3%
	58,265	Invesco Senior Loan ETF (a)	1,243,958
	2,388	iShares 20+ Year Treasury Bond ETF	391,465
	1,660	iShares Convertible Bond ETF	117,794
	6,039	iShares iBoxx $ Investment Grade Corporate Bond ETF	812,245
	15,895	iShares iBoxx High Yield Corporate Bond ETF	1,297,350
	5,841	SPDR Bloomberg Barclays Convertible Securities ETF	353,380
	56,222	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,728,264
			5,944,456
		EQUITY FUNDS - 20.6%
	5,885	Global X MLP ETF	160,190
	30,065	iShares International Select Dividend ETF	755,233
	4,893	Vanguard High Dividend Yield ETF	385,470
	4,737	Vanguard Real Estate ETF	371,997
			1,672,890
		TOTAL EXCHANGE TRADED FUNDS (Cost $7,524,429)	7,617,346

		EXCHANGE TRADED NOTE - 5.9%
		EQUITY FUNDS - 5.9%
	36,261	JPMorgan Alerian MLP Index ETN (a)	478,645
		TOTAL EXCHANGE TRADED NOTE (Cost $524,015)	478,645

		SHORT-TERM INVESTMENTS - 14.5%
		INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.9%
	1,125,340	Fidelity Government Money Market Portfolio, Institutional Class 0.08% + (b)	1,125,340

		MONEY MARKET FUND - 0.6%
	47,599	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.06% +	47,599

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,172,939)	1,172,939

		TOTAL INVESTMENTS - 114.3% (Cost $9,221,383)	$ 9,268,930
		LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3) %	(1,159,540)
		TOTAL NET ASSETS - 100.0%	$ 8,109,390

ETF - Exchange Traded Fund
ETN - Exchange Traded Note
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.
(a)	All or a portion of the security is out on loan at June 30, 2020. Total loaned securities had a fair value of $1,102,244 at June 30, 2020.
(b)	All or a portion of the security is segregated as collateral for securities on loan at June 30, 2020. Total collateral had a
	fair value of $1,125,340 at June 30, 2020.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
	Shares					Fair Value

		EXCHANGE TRADED FUNDS - 96.0%
		EQUITY FUNDS - 96.0%
	60,940	Communication Services Select Sector SPDR Fund				$ 3,293,198
	25,118	Consumer Discretionary Select Sector SPDR Fund				3,207,820
	44,530	Consumer Staples Select Sector SPDR Fund				2,611,239
	72,511	Energy Select Sector SPDR Fund				2,744,541
	50,274	Fidelity MSCI Communication Services Index ETF				1,775,175
	33,337	Fidelity MSCI Consumer Discretionary Index ETF (a)				1,734,524
	40,351	Fidelity MSCI Consumer Staples Index ETF				1,407,039
	149,086	Fidelity MSCI Energy Index ETF				1,480,424
	53,607	Fidelity MSCI Financials Index ETF				1,776,000
	34,907	Fidelity MSCI Health Care Index ETF (a)				1,737,321
	39,488	Fidelity MSCI Industrials Index ETF				1,417,619
	19,439	Fidelity MSCI Information Technology Index ETF				1,598,663
	56,375	Fidelity MSCI Materials Index ETF				1,738,041
	142,030	Financial Select Sector SPDR Fund				3,286,574
	32,206	Health Care Select Sector SPDR Fund				3,222,855
	38,176	Industrial Select Sector SPDR Fund (a)				2,622,691
	57,145	Materials Select Sector SPDR Fund (a)				3,220,121
	28,420	Technology Select Sector SPDR Fund				2,969,606
		TOTAL EXCHANGE TRADED FUNDS (Cost $41,665,375)				41,843,451

		SHORT-TERM INVESTMENTS - 19.3%
		INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.0%
	8,284,760	Fidelity Government Money Market Portfolio, Institutional Class 0.08% + (b)				8,284,760

		MONEY MARKET - 0.3%
	145,730	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.06% +				145,730

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,430,490)				8,430,490

		TOTAL INVESTMENTS - 115.3% (Cost $50,095,865)				$ 50,273,941
		LIABILITIES IN EXCESS OF OTHER ASSETS - (15.3) %				(6,664,405)
		TOTAL NET ASSETS - 100.0%				$ 43,609,536

FUTURES CONTRACTS
	Number of Contracts	Open Long Future Contracts	Counterparty	Expiration	Notional value at June 30, 2020	Fair Value/Unrealized Appreciation
	112	US 10YR NOTE (CBT)	RBC	September-20	$ 14,383,250	$ 50,227
		Total Future Contracts				$ 50,227

ETF - Exchange Traded Fund
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.
(a)	All or a portion of the security is out on loan at June 30, 2020. Total loaned securities had a fair value of $8,116,511 at June 30, 2020.
(b)	All or a portion of the security is segregated as collateral for securities on loan at June 30, 2020. Total collateral had a
	fair value of $8,284,760 at June 30, 2020.

Newfound Funds
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020

The following is a summary of significant accounting policies followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Newfound Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Newfound Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Funds' assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 30,085,070	$ -	$ -	$ 30,085,070
Investments Purchased As Securities Lending Collateral - Money Market Fund	6,760,380	-	-	6,760,380
Money Market Fund	45,276	-	-	45,276
Long Future Contracts **	36,556	-	-	36,556
Total	$ 36,927,282	$ -	$ -	$ 36,927,282

Newfound Multi-Asset Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,617,346	$ -	$ -	$ 7,617,346
Exchange Traded Notes	478,645	-	-	478,645
Investments Purchased As Securities Lending Collateral - Money Market Fund	1,125,340	-	-	1,125,340
Money Market Fund	47,599	-	-	47,599
Total	$ 9,268,930	$ -	$ -	$ 9,268,930

Newfound Risk Managed U.S. Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 41,843,451	$ -	$ -	$ 41,843,451
Investments Purchased As Securities Lending Collateral - Money Market Fund	8,284,760	-	-	8,284,760
Money Market Fund	145,730	-	-	145,730
Long Future Contracts **	50,227	-	-	50,227
Total	$ 50,324,168	$ -	$ -	$ 50,324,168

* Refer to the Schedule of Investments for classifications by asset class.
**Net appreciation of futures contracts is reported in the above table.
The Funds did not hold any Level 3 securities during the period.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds' direct fees and expenses.
Newfound Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Security Loans - The Funds have entered into a securities lending arrangement with eSecLending, whereby eSecLending facilitates securities lending transactions between the funds and one or more borrowers (each a “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the Funds’ agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

Futures Contracts - A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify a Fund's share price and which can have significant impact on the Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

The following is a summary of risk exposure for the unrealized appreciation (depreciation) of derivative instruments utilized by the fund as of June 30, 2020:

	Interest Rate Risk			Total
Newfound Risk Managed Global Sectors Fund	Futures	$ 36,556		$ 36,556
Newfound Risk Managed U.S. Sectors Fund	Futures	$ 50,227		$ 50,227
	Total			$ 86,783

The following is a summary of risk exposure for the realized appreciation (depreciation) of derivative instruments utilized by the fund as of June 30, 2020:

	Interest Rate Risk			Total
Newfound Risk Managed Global Sectors Fund	Futures	$ 527,953		$ 527,953
Newfound Risk Managed U.S. Sectors Fund	Futures	$ 775,704		$ 775,704
	Total			$ 1,303,657

The identified cost of investment in securities owned by each fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

	Cost for Federal tax purposes	Unrealized Appreciation:	Unrealized Depreciation:	Net Unrealized Appreciation (Depreciation):
Newfound Risk Managed Global Sectors Fund	$ 36,699,129	$ 1,709,569	$ (1,517,972)	$ 191,597
Newfound Multi-Asset Income Fund	9,422,083	177,611	(330,764)	(153,153)
Newfound Risk Managed U.S. Sectors Fund	50,248,305	714,22	(688,592)	25,636